UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09841
UBS Willow Fund, L.L.C.

(Exact name of registrant as specified in charter)
299 Park Avenue, 29th Floor
New York, NY 10171

(Address of principal executive offices) (Zip code)
James M. Hnilo, Esq.
UBS Alternative and Quantitative Investments LLC
One North Wacker Drive, 32nd Floor
Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 525-5000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
UBS Willow Fund, L.L.C.
Schedule of Portfolio Investments
(Unaudited)

September 30, 2011

Par ($)		Fair Value

	INVESTMENTS IN SECURITIES (36.70%)
	CORPORATE BONDS (0.00%)
	FUNERAL SERVICES & RELATED ITEMS (0.00%)
2,000,000	Loewen Group Intl., Inc., 7.50%, 04/15/49 *,(a)	$—
3,000,000	Loewen Group Intl., Inc., 7.20%, 04/15/49 *,(a)	—

		—

	TOTAL CORPORATE BONDS (Cost $—)	—

	BANK LOANS (1.10%)
6,183,258	Collins & Aikman Product Co., Supplemental Revolving Credit Facility, 0.00%, 08/31/09 *	7,729
38,640,418	Collins & Aikman Products Co., Litigation Trust, 0.00% *	193,202
10,405,406	Collins & Aikman Products Co., Revolver Liquidation Trust, 0.00%, 08/31/11 *	13,007
12,051,753	Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11 *	15,065
1,176,000	Le Nature Exit Loan (Libor+300), 3.50%, 07/23/13 *	1,243,620

	TOTAL BANK LOANS (Cost $1,176,001)	1,472,623

Shares
	COMMON STOCK (32.60%)
	AGRICULTURAL CHEMICALS (5.51%)
875,246	Phosphate Holdings, Inc. *	7,395,829

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (11.00%)
1,320,334	High Performance Industries, Inc. *	9,902,505
3,251,684	International Automotive Components Group North America, LLC *	4,877,526

		14,780,031

	METAL — ALUMINUM (16.09%)
3,109,065	Ormet Corp. *	21,608,002

	TOTAL COMMON STOCK (Cost $75,789,321)	43,783,862

	EXCHANGE TRADED FUNDS (3.00%)
	INDEXES (3.00%)
37,500	ProShares UltraShort Financials *	3,164,625
50,000	ProShares UltraShort Real Estate *	870,500

		4,035,125

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,276,805)	4,035,125

	TOTAL INVESTMENTS IN SECURITIES (Cost $88,242,127)	49,291,610

Par ($)
	SECURITIES SOLD, NOT YET PURCHASED ((1.06)%)
	CORPORATE BONDS SOLD, NOT YET PURCHASED ((1.06)%)
	CONSUMER PRODUCTS — MISCELLANEOUS ((1.06)%)
(1,500,000)	Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 02/15/12 @ $104.88)	(1,425,000)

	TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds of Sales $(1,288,469))	(1,425,000)

	TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(1,288,469))	(1,425,000)

UBS Willow Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)

September 30, 2011

Notional
Amount ($)		Fair Value

	DERIVATIVE CONTRACTS (29.14%)
	CREDIT DEFAULT SWAPS (29.14%)
1,975,000,000	Purchased Contracts	$39,139,355

	TOTAL CREDIT DEFAULT SWAPS (Upfront fees paid $1,700,000)	39,139,355

	TOTAL DERIVATIVE CONTRACTS (Upfront fees paid $1,700,000)	39,139,355

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE CONTRACTS — 64.78%		87,005,965

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 35.22%		47,300,866

TOTAL MEMBERS’ CAPITAL — 100.00%		$134,306,831

Percentages shown represent a percentage of members’ capital as of September 30, 2011.

*	Non-income producing security.

(a)	Security is in default.

UBS Willow Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)

September 30, 2011
CREDIT DEFAULT SWAPS

	Interest		Notional	Upfront Fees
Swap Counterparty & Referenced Obligation	Rate	Maturity Date	Amount	Paid	Fair Value	% of Net Assets

Purchased Contracts:

Bank of America Merrill Lynch
Centex Corp., 5.25%, 6/15/15	5.40	12/20/13	$10,000,000	$—	$(593,775)	(0.44)
Centex Corp., 5.25%, 6/15/15	5.33	12/20/13	20,000,000	—	(1,155,038)	(0.86)
Centex Corp., 5.25%, 6/15/15	3.54	06/20/13	10,000,000	—	(174,581)	(0.13)
Centex Corp., 5.25%, 6/15/15	2.87	12/20/12	10,000,000	—	(75,276)	(0.06)
Lennar Corp., 5.95%, 3/01/13	4.58	12/20/12	10,000,000	—	(174,887)	(0.13)
Lennar Corp., 5.95%, 3/01/13	3.10	12/20/12	10,000,000	—	6,906	0.01
Lennar Corp., 6.50%, 4/15/16	5.40	06/20/14	10,000,000	—	(129,839)	(0.10)
Limited Brands, Inc., 6.125%, 12/01/12	3.70	09/20/13	10,000,000	—	(526,517)	(0.39)
Macy’s Inc., 7.45%, 7/15/17	2.98	09/20/13	10,000,000	—	(451,603)	(0.34)
Masco Corp., 5.875%, 7/15/12	0.94	12/20/12	10,000,000	—	187,845	0.14
Mattel Inc., 7.25%, 7/09/12	0.87	12/20/12	10,000,000	—	(85,138)	(0.06)
National Rural Utilities Corp., 7.25%, 3/01/12	0.45	03/20/13	10,000,000	—	93,173	0.07
National Rural Utilities Corp., 8.00%, 3/01/32	1.30	12/20/13	10,000,000	—	(6,208)	—
National Rural Utilities Corp., 8.00%, 3/01/32	0.63	03/20/13	10,000,000	—	66,264	0.05
National Rural Utilities Corp., 8.00%, 3/01/32	0.76	03/20/13	20,000,000	—	93,658	0.07
National Rural Utilities Corp., 8.00%, 3/01/32	1.85	09/20/13	5,000,000	—	(62,200)	(0.05)
Pulte Homes, 5.25%, 1/15/14	4.00	12/20/13	10,000,000	—	149,842	0.11
Pulte Homes, 5.25%, 1/15/14	3.85	12/20/13	10,000,000	—	181,365	0.13
Southwest Airlines Co., 5.25%, 10/01/14	0.57	12/20/12	20,000,000	—	1,861	—
Toll Brothers Inc., 6.875%, 11/15/12	3.20	12/20/13	10,000,000	—	(325,995)	(0.24)
Toll Brothers Inc., 6.875%, 11/15/12	2.55	12/20/12	5,000,000	—	(75,813)	(0.06)
Toll Brothers Inc., 6.875%, 11/15/12	2.50	12/20/12	5,000,000	—	(72,693)	(0.05)

Goldman Sachs
Aramark Corp., 8.50%, 02/01/15	6.15	03/20/12	10,000,000	—	(217,627)	(0.16)
Bank of America Corp., 6.00%, 1/24/18	2.80	12/20/13	10,000,000	—	339,240	0.25
Bank of America Corp., 6.00%, 1/24/18	3.50	12/20/13	20,000,000	—	386,606	0.29
Bank of America Corp., 6.25%, 4/15/12	0.92	06/20/13	20,000,000	—	1,183,582	0.88
Federal Republic of Germany, 6.00%, 6/20/16	0.10	12/20/13	200,000,000	—	2,870,533	2.14
Federal Republic of Germany, 6.00%, 6/20/16	0.13	09/20/18	150,000,000	—	10,333,777	7.69
French Republic, 4.25%, 4/25/19	0.39	12/20/13	100,000,000	—	2,115,995	1.57
French Republic, 4.25%, 4/25/19	0.16	12/20/13	100,000,000	—	2,625,526	1.95
Kingdom of Sweden, 3.875%, 12/29/09	0.60	12/20/13	50,000,000	—	(215,906)	(0.16)
Kingdom of Sweden, 3.875%, 12/29/09	1.02	03/20/14	50,000,000	—	(736,251)	(0.55)
Loews Corp., 5.25%, 3/15/16	1.00	12/20/13	10,000,000	—	(122,165)	(0.09)
Loews Corp., 5.25%, 3/15/16	0.95	12/20/13	65,000,000	—	(720,872)	(0.54)
Loews Corp., 5.25%, 3/15/16	0.98	12/20/13	10,000,000	—	(117,660)	(0.09)
Loews Corp., 5.25%, 3/15/16	1.05	12/20/13	10,000,000	—	(133,427)	(0.10)
Macy’s Inc., 6.625%, 4/01/11	2.55	03/20/13	10,000,000	—	(294,647)	(0.22)
National Rural Utilities Corp., 8.00%, 3/01/32	1.17	12/20/13	10,000,000	—	22,681	0.02
Pulte Homes, 5.25%, 1/15/14	4.05	12/20/13	20,000,000	—	305,240	0.23
Pulte Homes, 5.25%, 1/15/14	3.00	12/20/13	10,000,000	—	373,120	0.28
RadioShack Corp., 7.375%, 5/15/11	2.32	06/20/16	20,000,000	—	1,342,293	1.00
Republic of Austria, 5.25%, 1/04/11	2.45	03/20/14	25,000,000	—	(732,590)	(0.55)
Republic of Austria, 5.25%, 1/04/11	0.84	12/20/18	50,000,000	—	2,913,441	2.17
Republic of Ireland, 3.875%, 7/15/10	0.76	12/20/13	50,000,000	—	7,894,572	5.88
Republic of Italy, 6.875%, 9/27/23	1.66	03/20/14	25,000,000	—	1,582,237	1.18
Republic of Italy, 6.875%, 9/27/23	1.84	03/20/14	25,000,000	—	1,478,315	1.10
Republic of Italy, 6.875%, 9/27/23	1.52	06/20/14	50,000,000	—	3,727,757	2.78
Royal Caribbean Cruises, Ltd., 6.875%, 12/01/13	5.00	06/20/12	20,000,000	1,700,000	(357,157)	(0.27)
Southwest Airlines Co., 5.25%, 10/01/14	2.15	12/20/11	20,000,000	—	(82,141)	(0.06)
Southwest Airlines Co., 5.25%, 10/01/14	2.20	12/20/13	10,000,000	—	(268,674)	(0.20)
Spain, 5.50%, 7/30/16	0.76	12/20/13	50,000,000	—	2,980,143	2.22
Spain, 5.50%, 7/30/17	1.08	12/20/13	50,000,000	—	2,686,755	2.00
Spain, 5.50%, 7/30/17	1.24	03/20/14	50,000,000	—	2,803,677	2.09
State of Florida, 5.00%, 6/01/15	0.46	09/20/18	15,000,000	—	774,571	0.58
State of Georgia, 3.00%, 4/01/27	0.49	12/20/18	40,000,000	—	1,016,714	0.76
State of Mississippi, 4.75%, 12/01/27	0.50	09/20/18	15,000,000	—	505,018	0.38
State of North Carolina, 5.00%, 3/01/20	0.21	09/20/18	65,000,000	—	2,831,720	2.11

UBS Willow Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)

September 30, 2011
CREDIT DEFAULT SWAPS (CONTINUED)

	Interest		Notional	Upfront Fees
Swap Counterparty & Referenced Obligation	Rate	Maturity Date	Amount	Paid	Fair Value	% of Net Assets

Purchased Contracts (continued):

Goldman Sachs (continued)
State of North Carolina, 5.00%, 3/01/20	0.24	09/20/18	$5,000,000	$—	$231,671	0.17
Swiss Confederation	1.79	03/20/14	50,000,000	—	(1,608,034)	(1.20)
The Boeing Co., 8.75%, 8/15/21	1.75	03/20/14	10,000,000	—	(330,137)	(0.25)
UKT, 4.25%, 6/07/32	1.17	12/20/13	50,000,000	—	(701,460)	(0.52)
UKT, 4.25%, 6/07/32	1.15	12/20/13	50,000,000	—	(678,987)	(0.51)
UKT, 4.25%, 6/07/32	0.55	12/20/13	50,000,000	—	(4,787)	—
United Mexican States, 5.875%, 1/15/14	3.90	04/20/14	10,000,000	—	(819,004)	(0.61)
United Mexican States, 7.50%, 4/08/33	3.60	02/20/14	15,000,000	—	(877,254)	(0.65)
United Mexican States, 7.50%, 4/08/33	3.93	04/20/14	10,000,000	—	(827,932)	(0.62)
United Mexican States, 7.50%, 4/08/33	3.95	04/20/14	5,000,000	—	(416,942)	(0.31)

JP Morgan
Bank of America Corp., 6.00%, 1/24/18	2.10	06/20/13	10,000,000	—	396,756	0.30
Limited Brands, Inc., 6.125%, 12/01/12	3.45	09/20/13	10,000,000	—	(476,778)	(0.36)
Macy’s, Inc., 7.45%, 7/15/17	3.00	09/20/13	10,000,000	—	(455,602)	(0.34)

Morgan Stanley
Limited Brands, Inc., 6.125%, 12/01/12	1.82	12/20/12	10,000,000	—	(130,481)	(0.10)
Macy’s Inc., 6.625%, 4/01/11	1.50	12/20/12	10,000,000	—	(127,421)	(0.09)

Total Purchased Contracts			$1,975,000,000	$1,700,000	$39,139,355	29.14%

UBS Willow Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)

September 30, 2011
The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1 and Level 2 at September 30, 2011.
ASSETS TABLE

	Total Fair
	Value at
	September 30,
Description	2011	Level 1	Level 2	Level 3

Investments in Securities
Corporate Bonds

Funeral Services & Related Items	$—	$—	$—	$—

Total Corporate Bonds	—	—	—	—
Bank Loans	1,472,623	—	—	1,472,623
Common Stock
Agricultural Chemicals	7,395,829	7,395,829	—	—
Automotive/Truck Parts & Equipment	14,780,031	—	—	14,780,031
Metal — Aluminum	21,608,002	21,608,002	—	—

Total Common Stock	43,783,862	29,003,831	—	14,780,031

Exchange Traded Funds Indexes	4,035,125	4,035,125	—	—

Total Exchange Traded Funds	4,035,125	4,035,125	—	—

Total Investments in Securities	$49,291,610	$33,038,956	$—	$16,252,654

Derivative Contracts
Credit Default Swaps	54,502,854	—	54,502,854	—

Total Derivative Contracts	$54,502,854	$—	$54,502,854	$—

Total Assets	$103,794,464	$33,038,956	$54,502,854	$16,252,654

LIABILITIES TABLE

	Total Fair
	Value at
	September 30,
Description	2011	Level 1	Level 2	Level 3

Securities Sold, Not Yet Purchased
Corporate Bonds Sold, Not Yet Purchased
Consumer Products — Miscellaneous	$(1,425,000)	$—	$—	$(1,425,000)

Total Corporate Bonds Sold, Not Yet Purchased	(1,425,000)	—	—	(1,425,000)

Total Securities Sold, Not Yet Purchased	$(1,425,000)	$—	$—	$(1,425,000)

Derivative Contracts
Credit Default Swaps	(15,363,499)	—	(15,363,499)	—

Total Derivative Contracts	$(15,363,499)	$—	$(15,363,499)	$—

Total Liabilities	$(16,788,499)	$—	$(15,363,499)	$(1,425,000)

UBS Willow Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)

September 30, 2011
The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:
ASSETS:

				Change in
	Balance as of	Accrued		unrealized			Transfers in	Balance as of
	December 31,	discounts	Realized gain/	appreciation/			and/or out of	September 30,
Description	2010	/premiums	(loss)	depreciation	Purchases	Sales	Level 3	2011

Investments in Securities

Bank Loans
Bank Loans	$1,932,608	$—	$965,752	$(1,425,737)	$—	$—	$—	$1,472,623

Total Bank Loans	1,932,608	—	965,752	(1,425,737)	—	—	—	1,472,623

Common Stocks
Automotive/Truck Parts & Equipment	11,623,314	—	—	3,156,717	—	—	—	14,780,031

Total Common Stocks	11,623,314	—	—	3,156,717	—	—	—	14,780,031

Ending Balance	$13,555,922	$—	$965,752	$1,730,980	$—	$—	$—	$16,252,654

LIABILITIES:

				Change in
	Balance as of	Accrued		unrealized			Transfers in	Balance as of
	December 31,	discounts/	Realized gain/	appreciation/			and/or out of	September 30,
Description	2010	premiums	(loss)	depreciation	Purchases	Sales	Level 3	2011

Securities Sold, Not Yet Purchased

Corporate Bonds
Consumer Products —
Miscellaneous	$(6,811,480)	$(93,505)	$(1,122,619)	$1,600,104	$5,002,500	$—	$—	$(1,425,000)
Home Furnishing	(3,060,000)	(3,577)	(44,054)	92,631	3,015,000	—	—	—
Retail — Automobile	(3,054,990)	(8,320)	(30,296)	93,606	3,000,000	—	—	—

Total Corporate Bonds	(12,926,470)	(105,402)	(1,196,969)	1,786,341	11,017,500	—	—	(1,425,000)

Ending Balance	$(12,926,470)	$(105,402)	$(1,196,969)	$1,786,341	$11,017,500	$—	$—	$(1,425,000)

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of September 30, 2011 is $3,331,084.

UBS Willow Fund, L.L.C.
Schedule of Portfolio Investments (continued)
(Unaudited)

September 30, 2011
Portfolio Valuation
The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions and indicative non-binding broker quotes.)
The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended September 30, 2011. Please refer to the June 30, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) UBS Willow Fund, L.L.C.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date 11-23-11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri William Ferri, Principal Executive Officer

Date 11-23-11

By (Signature and Title)*	/s/ Robert Aufenanger Robert Aufenanger, Principal Financial Officer

Date 11-23-11

*	Print the name and title of each signing officer under his or her signature.